Leases - Schedule of Maturities of Operating Lease Liabilities (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Maturities of operating lease liabilities [Abstract]
2022	$ 13,386
2023	11,814
2024	11,718
2025	9,734
2026	8,617
Thereafter	51,674
Total lease payments	106,943
Less: present value adjustment	(29,348)
Less: tenant improvement allowance	(2,898)
Total	$ 74,697